Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2016	2015	2014
Net income attributable to the owners of QIAGEN N.V.	$80,404	$130,148	$116,365

Weighted average number of common shares used to compute basic net income per common share	234,800	233,483	232,644
Dilutive effect of stock options and restrictive stock units	4,193	5,028	4,841
Dilutive effect of outstanding warrants	—	136	5,321
Weighted average number of common shares used to compute diluted net income per common share	238,993	238,647	242,806
Outstanding options and awards having no dilutive effect, not included in above calculation	210	37	422
Outstanding warrants having no dilutive effect, not included in above calculation	25,800	26,071	32,505

Basic earnings per common share attributable to the owners of QIAGEN N.V.	$0.34	$0.56	$0.50
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$0.34	$0.55	$0.48